PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                   SUPPLEMENT
                                  July 9, 2004*

Fund (date)                               Prospectus Form #        SAI Form #
AXP Emerging Markets Fund (Dec. 30, 2003)   S-6354-99 L           S-6334-20 W
AXP European Equity Fund (Dec. 30, 2003)    S-6006-99 F           S-6006-20 F
AXP Global Balanced Fund (Dec. 30, 2003)    S-6352-99 K           S-6334-20 W
AXP Global Equity Fund (Dec. 30, 2003)      S-6334-99 W           S-6334-20 W
   (formerly AXP Global Growth Fund)
AXP International Fund (Dec. 30, 2003)      S-6140-99 Y           S-6140-20 Y

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                        New Name
AXP Emerging Markets Fund       AXP Threadneedle Emerging Markets Fund
AXP European Equity Fund        AXP Threadneedle European Equity Fund
AXP Global Balanced Fund        AXP Threadneedle Global Balanced Fund
AXP Global Equity Fund          AXP Threadneedle Global Equity Fund
AXP International Fund          AXP Threadneedle International Fund

For Threadneedle Emerging Markets, Threadneedle Global Equity and Threadneedle International Prospectus Only

Under the "Principal Investment Strategies," the second paragraph has been replaced with the following:

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, to act as subadviser to the Fund.

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For Threadneedle Global Balanced and Threadneedle European Equity Prospectus
Only

Under the "Principal Investment Strategies," the third paragraph has been replaced with the following:

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, to act as subadviser to the Fund.

Prospectus Only For All Funds

Under the "Investment Manager," the paragraph on American Express Asset Management International Inc. has been replaced with the following:

Threadneedle International Limited (Subadviser), an indirect wholly owned subsidiary of AEFC, at 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the Fund's assets.

For Threadneedle Emerging Markets, Threadneedle Global Balanced and Threadneedle Global Equity SAI Only

In the "Agreements" section under "Subadvisory Agreements," the fourth paragraph has been replaced with the following:

Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in the AXP(R) Threadneedle Emerging Markets Fund and AXP(R) Threadneedle International Fund. Threadneedle, subject to supervision and approval of AEFC, provides investment advisory assistance of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

In the "Agreements" section under "Subadvisory Agreements," the following paragraph has been added at the end of this section:

Former Subadvisers: American Express Asset Management International Inc. (AEAMI), subadvised a portion of the assets AXP Emerging Markets Fund (Emerging Markets), AXP Global Balanced Fund (Global Balanced) and AXP Global Equity Fund (Global Equity) from each fund's inception date until July 2004. The total amount paid by AEFC to AEAMI for each fund for the following fiscal years was as follows:

Fund                                   2003              2002             2001
Emerging Markets                  $1,033,684        $1,168,791        $1,407,470
Global Balanced                      208,168           416,452           359,504
Global Equity                      1,841,195         3,015,169         4,775,231

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



For Threadneedle European Equity SAI Only

In the "Agreements" section under "Subadvisory Agreements," the fourth paragraph has been replaced with the following:

Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in the AXP(R) Threadneedle Emerging Markets Fund and AXP(R) Threadneedle International Fund. Threadneedle, subject to supervision and approval of AEFC, provides investment advisory assistance of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

In the "Agreements" section under "Subadvisory Agreements," the following paragraph has been added at the end of this section:

Former Subadvisers: American Express Asset Management International Inc. (AEAMI), subadvised a portion of the Fund's assets from the fund's inception date until July 2004. The total amount paid by AEFC to AEAMI was $448,432 for fiscal year 2003, $668,033 for fiscal year 2002, and $728,246 for fiscal period 2001.

For Threadneedle International SAI Only

In the "Agreements" section under "Subadvisory Agreements," the fourth paragraph has been replaced with the following:

Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in the AXP(R) Threadneedle Emerging Markets Fund and AXP(R) Threadneedle International Fund. Threadneedle, subject to supervision and approval of AEFC, provides investment advisory assistance of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

In the "Agreements" section under "Subadvisory Agreements," the following paragraph has been added at the end of this section:

Former Subadvisers: American Express Asset Management International Inc. (AEAMI), subadvised a portion of the Fund's assets from the fund's inception date until July 2004. The total amount paid by AEFC to AEAMI was $1,407,484 for fiscal year 2003, $2,319,155 for fiscal year 2002, and $3,535,293 for fiscal period 2001.

                                     Page 3
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S-6334-21 D (7/04)

* Valid until next prospectus update.
Destroy Dec. 31, 2004